UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Utility Income Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.5%
Utilities - 68.7%
Electric Utilities - 32.9%
Allegheny Energy, Inc.	112,600	$5,811,286
American Electric Power Co., Inc.	100,759	4,481,760
Cia Energetica de Minas Gerais (ADR)	273,100	5,188,900
CLP Holdings Ltd.	552,000	3,801,248
CPFL Energia, SA (ADR)	32,700	1,727,868
Duke Energy Corp.	280,084	5,136,741
Edison International	117,500	6,193,425
Enel SpA (ADR)	57,290	2,957,883
Entergy Corp.	62,800	6,507,336
Exelon Corp.	104,100	7,356,747
FirstEnergy Corp.	85,600	5,259,264
Fortum Oyj	97,000	3,214,482
FPL Group, Inc.	127,400	7,496,216
ITC Holdings Corp.	114,100	5,075,168
PPL Corp.	138,900	6,703,314
Progress Energy, Inc.	56,000	2,569,280
Scottish & Southern Energy PLC	182,597	5,232,248
The Southern Co.	96,700	3,431,883

		88,145,049

Gas Utilities - 10.7%
AGL Resources, Inc.	105,200	4,177,492
Equitable Resources, Inc.	160,300	7,885,157
Hong Kong & China Gas Co.	1,821,600	4,200,518
New Jersey Resources Corp.	44,550	2,182,059
Oneok, Inc.	160,100	7,500,685
Questar Corp.	51,800	2,588,446

		28,534,357

Independent Power Producers & Energy Traders - 8.1%
The AES Corp. (a)	258,300	4,677,813
AES Tiete SA	167,414,900	6,135,133
Constellation Energy Group, Inc.	30,000	2,488,200
Dynegy, Inc.-Class A (a)	325,883	2,636,394
NRG Energy, Inc. (a)	151,500	5,770,635

		21,708,175

Multi-Utilities - 17.0%
Centerpoint Energy, Inc.	300,100	4,867,622
Consolidated Edison, Inc.	70,200	3,224,988
National Grid PLC (ADR)	91,560	6,880,734

NSTAR	156,600	5,131,782
PG&E Corp.	141,100	6,278,950
Public Service Enterprise Group, Inc.	90,900	7,725,591
Sempra Energy	107,367	5,908,406
Xcel Energy, Inc.	260,400	5,366,844

		45,384,917

		183,772,498

Telecommunication Services - 16.8%
Diversified Telecommunication Services - 9.4%
AT&T, Inc.	215,000	8,572,050
Chunghwa Telecom Co. Ltd. (ADR)	126,610	2,218,207
Golden Telecom, Inc.	24,300	1,667,223
Verizon Communications, Inc.	172,100	7,207,548
Windstream Corp.	374,400	5,346,432

		25,011,460

Wireless Telecommunication Services - 7.4%
America Movil SAB de CV Series L (ADR)	123,740	7,481,320
MTN Group Ltd.	212,000	3,234,457
Orascom Telecom Holding SAE (GDR)	28,282	1,635,026
Vimpel-Communications (ADR)	150,000	3,660,000
Vodafone Group PLC (ADR)	117,700	3,813,480

		19,824,283

		44,835,743

Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
China Shenhua Energy Co., Ltd.-Class H	757,500	3,292,033
Williams Cos, Inc.	235,900	7,312,900

		10,604,933

Consumer Discretionary - 1.4%
Media - 1.4%
Grupo Televisa SA (ADR)	144,400	3,763,064

Industrials - 1.1%
Construction & Engineering - 1.1%
Fluor Corp.	24,000	3,051,600

Materials - 0.5%
Metals & Mining - 0.5%
Sterlite Industries India Ltd. (a)	82,100	1,312,779

Total Common Stocks (cost $166,499,674)		247,340,617

CONVERTIBLE - PREFERRED STOCKS - 3.5%
Utilities - 3.5%
Electric Utilities - 1.8%
Entergy Corp.
7.625%	75,600	4,840,668

Multi-Utilities - 1.7%
PNM Resources, Inc.
6.75%	106,600	4,660,552

Total Convertible - Preferred Stocks (cost $9,092,980)		9,501,220

INVESTMENT COMPANIES - 2.1%
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Tortoise Energy Capital Corp. (cost $4,740,413)	188,888	5,666,632

NON-CONVERTIBLE - PREFERRED STOCKS - 1.0%
Other Instruments - 1.0%
Georgia Power Co.
6.00% (cost $2,665,000)	105,000	2,634,849

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $757,592)	757,592	757,592

Total Investments - 99.4% (cost $183,755,659)		265,900,910
Other assets less liabilities - 0.6%		1,472,608

Net Assets - 100.0%		$267,373,518

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: October 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 22, 2007